LVIP Baron Growth Opportunities Fund
(Standard Class)


Summary Prospectus
April 30, 2010

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at www.LincolnFinancial.com/LVIPstandard. You can also get this information at no cost by calling 877 ASK LINCOLN (877-275-5462) or by sending an e-mail request to callcenter@LFG.com. The Fund's prospectus and statement of additional information, both dated April 30, 2010, and most recent report to shareholders, dated December 31, 2009, are all incorporated by reference into this Summary Prospectus.
-------------------------------------------------------------------------------

Investment Objective

The investment objective of the LVIP Baron Growth Opportunities Fund is to seek capital appreciation through long-term investments in securities of small and mid-sized companies with undervalued assets or favorable growth prospects.


Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Standard Class shares of the fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.



Shareholder Fees (fees paid directly from your investment)
 Maximum Sales Charge (Load) Imposed on Purchases                                                 N/A
 Maximum Deferred Sales Charge (Load)                                                             N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                      N/A
 Redemption Fee                                                                                   N/A
 Exchange Fee                                                                                     N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of
your investment)
 Management Fee                                                                                    1.00%
 Distribution and/or Service (12b-1) fees                                                          0.00%
 Other Expenses                                                                                    0.09%
 Total Annual Fund Operating Expenses                                                              1.09%
 Less Expense Reimbursement1                                                                      (0.05%)
 Net Expenses                                                                                      1.04%

1 Lincoln Investment Advisors Corporation (LIA) has contractually agreed to reimburse the fund's Standard Class to the extent that the Total Annual Fund Operating Expenses exceed 1.04% of the average daily net assets of the fund. The agreement will continue at least through April 30, 2011.

LVIP Baron Growth Opportunities Fund                                         1

Example


This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with expense reimbursement for the one-year contractual period and the total operating expenses without expense reimbursement for the years two through ten. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.



 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $106     $342      $596    $1,324

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 10% of the average value of its portfolio.


Principal Investment Strategies

The fund invests for the long term primarily in common stocks of small and mid-sized growth companies selected for their capital appreciation potential. Small-cap companies are defined for this purpose as companies with market capitalizations at the time of purchase in the range of companies in the Russell 2000 (Reg. TM) Index. The market capitalization range of the Russell 2000 Index was $20 million to $6.0 billion as of December 31, 2009. Mid-cap companies are defined for this purpose as companies with market capitalization at the time of purchase in the range of companies in the Russell 2500TM Index. The market capitalization range of the Russell 2500 Index was $20 million to $10.8 billion as of December 31, 2009.

The fund purchases stocks in businesses when the sub-adviser believes there is potential for the stock to increase significantly in value over the long term. Because of the long term approach, the fund could have a significant percentage of its assets invested in securities that have appreciated beyond their original market cap ranges. The fund may invest in larger companies if the sub-adviser perceives an attractive opportunity in a larger company.

In making investment decisions for the fund, the sub-adviser seeks: (i) securities that the sub-adviser believes have favorable price-to-value characteristics based on the sub-adviser's assessment of their prospects for future growth and profitability and (ii) businesses that the sub-adviser believes are well managed, have significant long-term growth prospects and have significant barriers to competition. The fund may make significant investments in companies in which the sub-adviser believes may double in value in four to five years, based on these criteria. Of course, there is no guarantee the fund will be successful at achieving its investment goals.


Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund:
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
 o Small and Medium-Cap Companies Risk: Investing in the stock of medium and small-sized companies may involve greater risk than investing in larger companies. Historically, the price of small and medium capitalization stocks and stocks of recently organized companies have fluctuated more than larger capitalization stocks. Medium and small company stocks may trade less frequently and in limited volume resulting in fluctuating net asset values of the fund's shares.
 o Growth Stocks Risks: Growth stocks have historically been more volatile than value stocks over the long-term. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.
 o Large Positions Risk: The fund may establish relatively large positions in companies which may represent a significant part of a company's outstanding stock. Sales of the stock, by the fund or others, could adversely affect the stock's price. The fund's return may be more volatile than that of a fund that does not establish large positions.
 o Fund of Funds Risk: The fund may accept investments from fund of funds. From time to time these fund of funds may change or rebalance their underlying holdings. This could result in large inflows into the fund or large redemptions from the fund, which may increase transaction costs or portfolio turnover for the fund.


2  LVIP Baron Growth Opportunities Fund

Fund Performance

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Standard Class from year to year; and
(b) how the average annual returns of the fund's Standard Class for one year and lifetime periods compare with those of a broad measure of market performance. Information has also been included for the Russell 2000 Growth Index. The Russell 2000 Growth Index shows how the fund's performance compares with the returns of an index that reflects similar growth companies in which the fund invests. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.


[GRAPHIC OMITTED]





[CHART]
Annual Total Returns
2008                   2009
(38.98%)               38.67%




During the periods shown in the above chart, the fund's highest return for a quarter occurred in the second quarter of 2009 at: 22.10%.

The fund's lowest return for a quarter occurred in the fourth quarter of 2008 at: (27.11)%.



                                            Average Annual Total
                                                  Returns
                                         For periods ended 12/31/09
                                         --------------------------
                                                       Lifetime
                                                   (Since inception
                                          1 year       6/05/07
                                         -------- -----------------
  LVIP Baron Growth Opportunities Fund   38.67%          (8.01%)
          Russell 2000 (Reg. TM) Index   27.17%         (10.10%)
   Russell 2000 (Reg. TM) Growth Index   34.47%          (8.39%)

Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation

Investment Sub-Adviser: BAMCO, Inc.



Portfolio Manager(s)   Company Title                          Experience w/Fund
---------------------- -------------------------------------- ---------------------
Ronald Baron           Chief Executive Officer and Chairman   Since September 1998

Tax Information

The fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Since all the shares of the fund sold through variable annuity contracts or variable life insurance contracts (variable contracts) are owned directly or indirectly by Lincoln Life, LNY and other unaffiliated insurance companies, this prospectus does not discuss the federal income tax consequence at the contract owner level. For information concerning the federal income tax consequences to owners of variable contracts, see the prospectus for the variable contracts.


Payments to Insurance Companies, Broker-Dealers and other Financial
Intermediaries

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. These payments may create a conflict of interest and may influence the insurance company to include a fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts which offer fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments.


LVIP Baron Growth Opportunities Fund                                         3

LVIP Baron Growth Opportunities Fund
(Service Class)


Summary Prospectus
April 30, 2010

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at www.LincolnFinancial.com/LVIPservice. You can also get this information at no cost by calling 877 ASK LINCOLN (877-275-5462) or by sending an e-mail request to callcenter@LFG.com. The Fund's prospectus and statement of additional information, both dated April 30, 2010, and most recent report to shareholders, dated December 31, 2009, are all incorporated by reference into this Summary Prospectus.
-------------------------------------------------------------------------------

Investment Objective

The investment objective of the LVIP Baron Growth Opportunities Fund is to seek capital appreciation through long-term investments in securities of small and mid-sized companies with undervalued assets or favorable growth prospects.


Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Service Class shares of the fund. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher.



Shareholder Fees (fees paid directly from your investment)
 Maximum Sales Charge (Load) Imposed on Purchases                                                 N/A
 Maximum Deferred Sales Charge (Load)                                                             N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                      N/A
 Redemption Fee                                                                                   N/A
 Exchange Fee                                                                                     N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of
your investment)
 Management Fee                                                                                    1.00%
 Distribution and/or Service (12b-1) fees                                                          0.25%
 Other Expenses                                                                                    0.09%
 Total Annual Fund Operating Expenses                                                              1.34%
 Less Expense Reimbursement1                                                                      (0.05%)
 Net Expenses                                                                                      1.29%

1 Lincoln Investment Advisors Corporation (LIA) has contractually agreed to reimburse the fund's Service Class to the extent that the Total Annual Fund Operating Expenses exceed 1.29% of the average daily net assets of the fund. The agreement will continue at least through April 30, 2011.

LVIP Baron Growth Opportunities Fund                                         1

Example


This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with expense reimbursement for the one-year contractual period and the total operating expenses without expense reimbursement for the years two through ten. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.



 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $131     $420      $729    $1,608

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 10% of the average value of its portfolio.


Principal Investment Strategies

The fund invests for the long term primarily in common stocks of small and mid-sized growth companies selected for their capital appreciation potential. Small-cap companies are defined for this purpose as companies with market capitalizations at the time of purchase in the range of companies in the Russell 2000 (Reg. TM) Index. The market capitalization range of the Russell 2000 Index was $20 million to $6.0 billion as of December 31, 2009. Mid-cap companies are defined for this purpose as companies with market capitalization at the time of purchase in the range of companies in the Russell 2500TM Index. The market capitalization range of the Russell 2500 Index was $20 million to $10.8 billion as of December 31, 2009.

The fund purchases stocks in businesses when the sub-adviser believes there is potential for the stock to increase significantly in value over the long term. Because of the long term approach, the fund could have a significant percentage of its assets invested in securities that have appreciated beyond their original market cap ranges. The fund may invest in larger companies if the sub-adviser perceives an attractive opportunity in a larger company.

In making investment decisions for the fund, the sub-adviser seeks: (i) securities that the sub-adviser believes have favorable price-to-value characteristics based on the sub-adviser's assessment of their prospects for future growth and profitability and (ii) businesses that the sub-adviser believes are well managed, have significant long-term growth prospects and have significant barriers to competition. The fund may make significant investments in companies in which the sub-adviser believes may double in value in four to five years, based on these criteria. Of course, there is no guarantee the fund will be successful at achieving its investment goals.


Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund:
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
 o Small and Medium-Cap Companies Risk: Investing in the stock of medium and small-sized companies may involve greater risk than investing in larger companies. Historically, the price of small and medium capitalization stocks and stocks of recently organized companies have fluctuated more than larger capitalization stocks. Medium and small company stocks may trade less frequently and in limited volume resulting in fluctuating net asset values of the fund's shares.
 o Growth Stocks Risks: Growth stocks have historically been more volatile than value stocks over the long-term. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.
 o Large Positions Risk: The fund may establish relatively large positions in companies which may represent a significant part of a company's outstanding stock. Sales of the stock, by the fund or others, could adversely affect the stock's price. The fund's return may be more volatile than that of a fund that does not establish large positions.
 o Fund of Funds Risk: The fund may accept investments from fund of funds. From time to time these fund of funds may change or rebalance their underlying holdings. This could result in large inflows into the fund or large redemptions from the fund, which may increase transaction costs or portfolio turnover for the fund.

2  LVIP Baron Growth Opportunities Fund

Fund Performance

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Service Class from year to year; and
(b) how the average annual returns of the fund's Service Class for one year, five year and ten year periods compare with those of a broad measure of market performance. Information has also been included for the Russell 2000 Growth Index. The Russell 2000 Growth Index shows how the fund's performance compares with the returns of an index that reflects similar growth companies in which the fund invests. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.


[GRAPHIC OMITTED]





[CHART]
Annual Total Returns
2000                 2001    2002         2003    2004    2005   2006    2007    2008          2009
(2.7%)               12.3%    (14.2%)     30.0%   25.6%   3.4%   15.5%   3.42%    (39.13%)     38.32%




During the periods shown in the above chart, the fund's highest return for a quarter occurred in the second quarter of 2009 at: 22.03%.

The fund's lowest return for a quarter occurred in the fourth quarter of 2008 at: (27.15)%.



                                          Average Annual Total Returns
                                           For periods ended 12/31/09
                                         -------------------------------
                                          1 year   5 years    10 years
                                         -------- --------- ------------
  LVIP Baron Growth Opportunities Fund   38.32%   0.78%          4.77%
          Russell 2000 (Reg. TM) Index   27.17%   0.51%          3.51%
   Russell 2000 (Reg. TM) Growth Index   34.47%   0.87%         (1.37%)

Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation

Investment Sub-Adviser: BAMCO, Inc.



Portfolio Manager(s)   Company Title                          Experience w/Fund
---------------------- -------------------------------------- ---------------------
Ronald Baron           Chief Executive Officer and Chairman   Since September 1998

Tax Information

The fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Since all the shares of the fund sold through variable annuity contracts or variable life insurance contracts (variable contracts) are owned directly or indirectly by Lincoln Life, LNY and other unaffiliated insurance companies, this prospectus does not discuss the federal income tax consequence at the contract owner level. For information concerning the federal income tax consequences to owners of variable contracts, see the prospectus for the variable contracts.


Payments to Insurance Companies, Broker-Dealers and other Financial
Intermediaries

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. These payments may create a conflict of interest and may influence the insurance company to include a fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts which offer fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments.


LVIP Baron Growth Opportunities Fund                                         3